Share-Based Payments - Other Share Based Payment Plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares)	5,831	6,451
Liabilities accrued	$ 306	$ 308
Compensation expense	540,000	549,000
Sun Share Units and Deferred Share Units (DSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	140,000	205,000
Income tax expense (benefit)	$ (34,000)	$ (53,000)
Sun Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares)	4,971	5,521
Liabilities accrued	$ 258	$ 257
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares)	860	930
Liabilities accrued	$ 48	$ 51